UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2005

Item 1. Reports to Stockholders

Fidelity®

Cash Reserves

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Actual	$ 1,000.00	$ 1,011.00	$ 2.11
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.84	$ 2.12

* Expenses are equal to the Fund's annualized expense ratio of .42%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/05	% of fund's investments 11/30/04	% of fund's investments 5/31/04
0 - 30	60.9	53.5	47.2
31 - 90	31.6	36.2	31.1
91 - 180	6.7	10.2	10.6
181 - 397	0.8	0.1	11.1
Weighted Average Maturity
	5/31/05	11/30/04	5/31/04
Cash Reserves	33 Days	40 Days	68 Days
All Taxable Money Market Funds Average *	35 Days	40 Days	51 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2005	As of November 30, 2004
Corporate Bonds 0.5%	Corporate Bonds 0.0%
Commercial Paper 21.3%	Commercial Paper 23.3%
Bank CDs, BAs, TDs, and Notes 56.8%	Bank CDs, BAs, TDs, and Notes 46.7%
Government Securities 0.0%	Government Securities 10.0%
Repurchase Agreements 21.4%	Repurchase Agreements 20.7%
Net Other Assets** 0.0%	Net Other Assets** (0.7)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments May 31, 2005

Showing Percentage of Net Assets

Corporate Bonds - 0.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
British Telecommunications PLC
12/15/05	3.38%	$ 26,731	$ 27,342
12/15/05	3.39	39,870	40,780
12/15/05	3.40	7,010	7,169
12/15/05	3.43	28,065	28,699
12/15/05	3.51	7,124	7,280
Deutsche Telekom International Finance BV
6/15/05	2.68	40,520	40,603
6/15/05	2.70	5,455	5,466
6/15/05	2.71	7,870	7,886
6/15/05	2.83	1,395	1,398
6/15/05	2.84	4,185	4,194
6/15/05	2.85	3,730	3,738
6/15/05	2.88	9,240	9,259
6/15/05	2.94	7,835	7,851
6/15/05	3.15	28,065	28,118
France Telecom SA
3/1/06	3.65 (a)	10,650	10,938
3/1/06	3.72 (a)	10,485	10,762
3/1/06	3.73 (a)	2,700	2,771
3/1/06	3.76 (a)	3,380	3,467
3/1/06	3.80 (a)	13,570	13,921
3/1/06	3.81 (a)	20,560	21,088
3/1/06	3.82 (a)	25,699	26,360
3/1/06	3.85 (a)	5,435	5,574
3/1/06	3.87 (a)	2,825	2,896
TOTAL CORPORATE BONDS			317,560
Certificates of Deposit - 32.6%

Domestic Certificates Of Deposit - 1.6%
Huntington National Bank, Columbus
7/25/05	3.18	65,000	65,000
10/24/05	3.41	65,000	65,000
11/10/05	3.50	19,000	19,000
Washington Mutual Bank, California
6/13/05	2.70	235,000	235,000
6/27/05	3.03	300,000	300,000
8/9/05	3.20	150,000	150,000
8/18/05	3.17	150,000	150,000
			984,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - 14.4%
ABN-AMRO Bank NV
8/8/05	3.17%	$ 750,000	$ 750,000
Barclays Bank PLC
7/18/05	3.09	600,000	600,000
7/21/05	3.10	760,000	760,000
Credit Industriel et Commercial
6/9/05	2.82	245,000	245,000
6/14/05	2.83	250,000	250,000
6/17/05	2.85	200,000	200,000
8/1/05	3.03	420,000	420,000
8/3/05	3.05	220,000	220,000
8/8/05	3.08	500,000	500,000
8/11/05	3.09	385,000	385,000
9/12/05	3.30	330,000	330,000
Deutsche Bank AG
6/13/05	3.04	800,000	800,000
7/11/05	3.10	600,000	600,000
9/13/05	3.30	600,000	600,000
Hypo Real Estate Bank International
8/11/05	3.30 (g)	106,000	106,000
Norddeutsche Landesbank Girozentrale
8/30/05	3.26	400,000	400,000
Societe Generale
8/11/05	3.20	910,000	910,000
12/22/05	3.00	100,000	100,000
Unicredito Italiano Spa
7/21/05	3.10	400,000	400,001
			8,576,001
New York Branch, Yankee Dollar, Foreign Banks - 16.6%
Bank of Tokyo-Mitsubishi Ltd.
8/9/05	3.18	795,000	795,000
Barclays Bank PLC
6/30/05	3.03	195,000	195,000
BNP Paribas SA
6/22/05	3.01 (d)	575,000	574,983
7/1/05	2.80	450,000	450,000
7/1/05	2.83	200,000	200,000
Calyon
6/13/05	2.92 (d)	275,000	274,968
6/13/05	3.02 (d)	280,000	279,989
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Canadian Imperial Bank of Commerce
6/15/05	3.15% (d)	$ 500,000	$ 500,000
Credit Suisse First Boston New York Branch
6/3/05	3.05	1,085,000	1,085,000
DEPFA BANK PLC
6/30/05	3.03	200,000	200,000
7/1/05	3.04	75,000	75,000
Deutsche Bank AG
6/3/05	2.89 (d)	390,000	390,000
Dresdner Bank AG
7/18/05	2.86	125,000	125,000
Eurohypo AG
6/27/05	3.05	70,000	70,000
7/18/05	3.10	100,000	100,000
HBOS Treasury Services PLC
6/2/05	3.04 (d)	500,000	500,000
6/6/05	2.89 (d)	500,000	500,000
Mizuho Corporate Bank Ltd.
8/5/05	3.21	250,000	250,000
Royal Bank of Canada
6/15/05	2.93 (d)	185,000	184,978
Royal Bank of Scotland PLC
6/14/05	3.02 (d)	300,000	299,997
Societe Generale
6/20/05	3.02 (d)	450,000	449,992
UBS AG
7/5/05	3.03 (d)	783,000	782,963
Unicredito Italiano Spa
6/21/05	2.98 (d)	240,000	239,995
7/14/05	3.07 (d)	230,000	229,991
7/27/05	3.11 (d)	550,000	549,975
8/12/05	3.18 (d)	110,000	109,993
8/12/05	3.20 (d)	480,000	479,932
			9,892,756
TOTAL CERTIFICATES OF DEPOSIT			19,452,757
Commercial Paper - 21.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
American General Finance Corp.
7/14/05	3.10%	$ 30,000	$ 29,890
7/26/05	3.17	50,000	49,759
7/27/05	3.17	50,000	49,755
Aspen Funding Corp.
9/19/05	3.24	125,000	123,782
Bank of America Corp.
8/5/05	3.13	510,000	507,155
Barclays U.S. Funding Corp.
8/31/05	3.29	600,000	595,056
Bear Stearns Companies, Inc.
6/20/05	3.04	25,000	24,960
Beta Finance, Inc.
9/16/05	3.21 (b)	70,000	69,343
Citibank Credit Card Master Trust I (Dakota Certificate Program)
6/10/05	3.05	200,000	199,848
6/13/05	3.06	91,000	90,907
7/5/05	3.05	75,000	74,785
Citicorp
6/23/05	3.04	65,000	64,880
Clipper Receivables LLC
7/20/05	3.14	115,000	114,512
7/21/05	3.10	102,000	101,564
Comcast Corp.
6/14/05	3.14 (b)	89,000	88,899
6/15/05	3.14 (b)	36,000	35,956
6/24/05	3.15 (b)	18,000	17,964
11/4/05	3.49 (b)	70,000	68,961
Countrywide Financial Corp.
6/10/05	3.07	109,000	108,916
6/13/05	3.09	50,000	49,949
6/14/05	3.09	545,000	544,394
6/16/05	3.08	105,989	105,853
6/20/05	3.08	131,983	131,769
6/21/05	3.08	115,000	114,804
Credit Suisse First Boston New York Branch
6/6/05	3.04	195,000	194,918
DaimlerChrysler NA Holding Corp.
6/2/05	3.20	55,000	54,995
6/7/05	3.21	35,000	34,981
6/15/05	3.21	60,000	59,925
6/16/05	3.22	67,000	66,910
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
DaimlerChrysler NA Holding Corp. - continued
6/22/05	3.24%	$ 77,000	$ 76,855
6/23/05	3.22	140,000	139,725
6/27/05	3.23	66,000	65,847
Emerald (MBNA Credit Card Master Note Trust)
6/14/05	3.06	95,000	94,895
6/21/05	3.05	175,000	174,705
6/29/05	3.05	11,252	11,225
7/12/05	3.13	108,000	107,617
7/12/05	3.14	7,000	6,975
7/20/05	3.17	180,000	179,228
7/26/05	3.16	130,650	130,023
Eurohypo AG
6/30/05	3.05	180,000	179,561
6/30/05	3.06	75,000	74,816
Fairway Finance Corp.
6/21/05	3.04	35,078	35,019
6/24/05	3.04	24,221	24,174
Falcon Asset Securitization Corp.
6/24/05	3.04	20,049	20,010
FCAR Owner Trust
6/14/05	2.85	150,000	149,847
6/15/05	2.85	10,000	9,989
7/5/05	3.05	159,450	158,994
9/15/05	3.29	24,000	23,771
9/16/05	3.29	244,000	241,650
10/4/05	3.35	25,000	24,714
Ford Motor Credit Co.
6/1/05	3.33	26,000	26,000
6/3/05	3.33	75,000	74,986
General Electric Capital Corp.
9/6/05	3.17	110,000	109,075
General Electric Capital Services, Inc.
9/6/05	3.17	90,000	89,243
Grampian Funding LLC
6/22/05	2.87	133,000	132,780
9/9/05	3.20	363,000	359,824
Grampian Funding Ltd.
6/14/05	2.70	90,000	89,914
International Lease Financial Corp.
6/21/05	3.04	30,000	29,950
7/14/05	3.10	35,000	34,871
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
International Lease Financial Corp. - continued
7/18/05	3.10%	$ 80,000	$ 79,679
Kellogg Co.
7/5/05	3.14	13,000	12,962
7/25/05	3.24	15,000	14,928
Liberty Street Funding Corp.
7/7/05	3.09	254,000	253,219
Market Street Funding Corp.
6/20/05	3.05	103,448	103,282
Motown Notes Program
6/3/05	3.00	106,000	105,982
6/16/05	3.02	120,000	119,850
6/20/05	3.02	120,000	119,810
7/5/05	3.09	30,000	29,913
7/12/05	3.10	65,000	64,772
7/13/05	3.09	182,000	181,348
7/13/05	3.11	35,000	34,874
7/18/05	3.17	140,000	139,424
7/19/05	3.10	160,000	159,343
7/25/05	3.18	155,000	154,268
8/10/05	3.22	70,000	69,566
8/11/05	3.24	180,000	178,860
8/23/05	3.28	53,000	52,603
8/25/05	3.31	111,214	110,353
Newcastle (Discover Card Master Trust)
6/3/05	3.09	40,000	39,993
6/6/05	3.07	80,000	79,966
6/14/05	3.02	35,000	34,962
6/20/05	3.07	149,570	149,329
6/22/05	3.07	66,000	65,883
Newport Funding Corp.
7/18/05	3.08	50,000	49,800
9/19/05	3.24	75,000	74,269
Oracle Corp.
8/8/05	3.20	125,000	124,252
8/8/05	3.21	125,000	124,249
Paradigm Funding LLC
6/10/05	3.05	116,139	116,051
Park Avenue Receivables Corp.
6/24/05	3.04	51,127	51,028
Park Granada LLC
6/10/05	3.06	165,000	164,874
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Park Granada LLC - continued
6/13/05	3.06%	$ 200,000	$ 199,797
6/15/05	3.06	140,000	139,834
6/20/05	3.06	175,000	174,718
6/21/05	3.06	213,792	213,430
6/21/05	3.08	108,000	107,816
6/22/05	3.07	30,125	30,071
6/24/05	3.06	163,924	163,605
7/5/05	3.10	65,000	64,811
7/11/05	3.13	412,715	411,289
7/20/05	3.18	100,000	99,570
8/9/05	3.20	125,000	124,241
Park Sienna LLC
6/9/05	3.07	50,056	50,022
6/10/05	3.07	50,164	50,126
6/15/05	3.06	44,307	44,254
6/15/05	3.07	185,933	185,712
6/16/05	3.07	30,080	30,042
6/24/05	3.08	19,155	19,117
Preferred Receivables Funding Corp.
6/6/05	3.04	20,000	19,992
Santander Finance, Inc.
6/8/05	2.62	125,000	124,937
8/24/05	3.11	110,700	109,908
SBC Communications, Inc.
6/1/05	2.96	50,000	50,000
6/2/05	2.96	113,000	112,991
6/6/05	2.98	69,000	68,972
6/8/05	3.01	121,000	120,930
6/23/05	3.07	100,000	99,813
7/18/05	3.19	5,430	5,408
Sheffield Receivables Corp.
6/8/05	3.04	10,000	9,994
6/24/05	3.04	31,922	31,860
Toyota Motor Credit Corp.
9/7/05	3.18	92,000	91,216
Triple-A One Funding Corp.
6/23/05	3.04	10,000	9,981
6/24/05	3.04	22,803	22,759
TOTAL COMMERCIAL PAPER			12,698,581
Master Notes - 2.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Bear Stearns Companies, Inc.
9/12/05	3.34% (g)	$ 234,000	$ 234,000
Goldman Sachs Group, Inc.
6/6/05	3.14 (d)(g)	263,000	263,000
6/14/05	3.14 (d)(g)	161,000	161,000
8/11/05	3.30 (d)(g)	367,000	367,000
11/22/05	3.48 (g)	480,000	480,000
TOTAL MASTER NOTES			1,505,000
Medium-Term Notes - 19.0%

Allstate Life Global Funding II
6/8/05	3.11 (b)(d)	65,000	65,000
6/15/05	3.08 (b)(d)	45,000	45,000
6/15/05	3.12 (b)(d)	70,000	70,000
American Express Credit Corp.
6/6/05	3.17 (d)	68,000	68,054
6/20/05	3.12 (b)(d)	170,000	169,972
ASIF Global Financing XXX
6/23/05	3.08 (b)(d)	275,000	275,000
Australia & New Zealand Banking Group Ltd.
6/23/05	3.08 (b)(d)	50,000	50,000
6/23/05	3.08 (b)(d)	50,000	50,000
6/23/05	3.08 (b)(d)	50,000	50,000
6/23/05	3.08 (b)(d)	50,000	50,000
Bayerische Landesbank Girozentrale
8/19/05	3.24 (d)	445,000	445,000
BellSouth Telecommunications
6/6/05	3.00 (d)	85,000	85,000
BMW U.S. Capital LLC
6/15/05	3.06 (b)(d)	84,000	84,000
Citigroup Global Markets Holdings, Inc.
6/6/05	3.01 (d)	80,000	80,001
Descartes Funding Trust
6/15/05	3.09 (d)	100,000	100,000
First Tennessee Bank NA, Memphis
6/1/05	2.91 (d)	50,000	50,000
GE Capital Assurance Co.
6/1/05	3.20 (d)(g)	50,000	50,000
6/1/05	3.16 (d)(g)	105,000	105,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
General Electric Capital Corp.
6/8/05	3.08% (d)	$ 680,000	$ 680,000
6/9/05	3.19 (d)	487,400	487,525
6/17/05	3.19 (d)	596,500	596,626
HBOS Treasury Services PLC
6/24/05	3.08 (d)	530,000	530,000
8/22/05	3.33 (b)(d)	50,000	50,020
Household Finance Corp.
6/6/05	3.05 (d)	70,000	70,000
6/16/05	3.12 (d)	60,000	60,004
8/18/05	3.37 (d)	199,000	199,056
HSBC Finance Corp.
6/24/05	3.08 (d)	222,000	222,000
Metropolitan Life Insurance Co.
6/6/05	3.08 (b)(d)	160,292	160,292
Morgan Stanley
6/1/05	3.14 (d)	50,000	50,000
6/1/05	3.14 (d)	20,000	20,000
6/6/05	3.12 (d)	110,000	110,000
6/15/05	3.09 (d)	169,000	169,000
6/15/05	3.21 (d)	155,000	155,048
6/27/05	3.13 (d)	320,000	320,011
National City Bank
6/1/05	2.83 (d)	355,000	355,000
Pacific Life Global Funding
6/6/05	3.11 (b)(d)	60,000	60,000
6/13/05	3.08 (d)	30,000	30,000
RACERS
6/22/05	3.09 (b)(d)	480,000	480,000
Royal Bank of Canada
6/10/05	3.10 (d)	55,000	55,000
Royal Bank of Scotland PLC
6/21/05	3.06 (b)(d)	500,000	500,000
SBC Communications, Inc.
6/5/05	2.39 (b)	25,000	25,005
6/5/06	3.96 (b)(c)	153,395	153,943
SLM Corp.
6/1/05	3.11 (b)(d)	50,000	50,000
6/1/05	3.11 (b)(d)	50,000	50,000
6/1/05	3.11 (b)(d)	50,000	50,000
6/1/05	3.11 (b)(d)	50,000	50,000
6/1/05	3.11 (b)(d)	50,000	50,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
SLM Corp. - continued
6/1/05	3.11% (b)(d)	$ 50,000	$ 50,000
Travelers Insurance Co.
7/1/05	3.20 (d)(g)	5,000	5,000
8/17/05	3.37 (d)(g)	75,000	75,000
Treasury Bank NA, Alexandria Virginia
8/12/05	3.27 (d)	300,000	300,000
Verizon Global Funding Corp.
6/15/05	3.12 (d)	1,136,000	1,136,000
Washington Mutual Bank, California
7/27/05	3.16 (d)	480,000	480,000
8/4/05	3.19 (d)	300,000	300,000
Wells Fargo & Co.
6/2/05	3.13 (d)	215,000	215,000
6/15/05	3.06 (d)	500,000	500,000
WestLB AG
6/10/05	3.10 (b)(d)	241,000	241,000
6/30/05	3.09 (b)(d)	265,000	265,000
Westpac Banking Corp.
6/13/05	2.99 (d)	100,000	100,000
TOTAL MEDIUM-TERM NOTES			11,347,557
Short-Term Notes - 2.6%

Hartford Life Insurance Co.
6/1/05	3.06 (d)(g)	40,000	40,000
Jackson National Life Insurance Co.
7/1/05	3.24 (d)(g)	130,000	130,000
Metropolitan Life Insurance Co.
6/28/05	3.17 (b)(d)	85,000	85,000
7/1/05	3.29 (d)(g)	175,000	175,000
8/1/05	3.37 (d)(g)	65,000	65,000
Monumental Life Insurance Co.
6/1/05	3.22 (d)(g)	92,000	92,000
6/1/05	3.25 (d)(g)	65,000	65,000
8/1/05	3.41 (d)(g)	65,000	65,000
New York Life Insurance Co.
7/1/05	3.23 (d)(g)	425,000	425,000
Pacific Life Insurance Co.
6/10/05	3.13 (d)(g)	160,000	160,000
Short-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Transamerica Occidental Life Insurance Co.
8/1/05	3.38% (d)(g)	$ 200,000	$ 200,000
Travelers Insurance Co.
8/19/05	3.38 (d)(g)	35,000	35,000
TOTAL SHORT-TERM NOTES			1,537,000
Municipal Securities - 0.1%

California Hsg. Fin. Agcy. Home Mtg. Rev. Series 2001 J, 2.94% (FSA Insured), VRDN 6/1/05 (d)(e)		24,770	24,770
California Hsg. Fin. Agcy. Home Mtg. Rev. Series X2, 2.97% (FSA Insured), VRDN 6/7/05 (d)(e)		28,130	28,130
Chicago O'Hare Int'l. Arpt. Rev. Series 2001 B, 3.15% 6/2/05, LOC Commerzbank AG, CP		23,379	23,379
TOTAL MUNICIPAL SECURITIES			76,279
Repurchase Agreements - 21.4%
		Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations dated 5/31/05 due 6/1/05 At 3.09%)		$ 961,883	961,800
With:
Banc of America Securities LLC At:
3.11%, dated 5/31/05 due 6/1/05 (Collateralized by Mortgage Loan Obligations valued at $445,853,321, 0% - 6.5%, 6/15/13 - 7/25/35)		425,037	425,000
3.12%, dated 5/31/05 due 6/1/05 (Collateralized by Commercial Paper Obligations valued at $714,000,000, 0% - 3.27%, 6/1/05 - 8/8/05)		700,061	700,000
3.19%, dated 5/31/05 due 6/1/05 (Collateralized by Corporate Obligations valued at $301,483,230, 4.91% - 11.88%, 6/1/05 - 10/1/46)		300,027	300,000
Barclays Capital, Inc. At:
3.11%, dated 5/31/05 due 6/1/05 (Collateralized by Corporate Obligations valued at $506,830,551, 0.5% - 6.98%, 1/16/06 - 1/20/43)		500,043	500,000
3.17%, dated 5/31/05 due 6/1/05 (Collateralized by Equity Securities valued at $210,000,060)		200,018	200,000
Repurchase Agreements - continued
		Maturity Amount (000s)	Value (Note 1) (000s)
With: - continued
Bear Stearns & Co. At:
3.12%, dated 5/31/05 due 6/1/05 (Collateralized by Mortgage Loan Obligations valued at $104,684,981, 0.18% - 6.45%, 10/25/18 - 5/25/35)		$ 100,009	$ 100,000
3.19%, dated 5/31/05 due 6/1/05 (Collateralized by Mortgage Loan Obligations valued at $104,527,217, 3.18% - 8.1%, 12/25/18 - 2/14/43)		100,009	100,000
Citigroup Global Markets, Inc. At:
3.12%, dated 5/31/05 due 6/1/05 (Collateralized by Corporate Obligations valued at $108,844,641, 3.33% - 3.63%, 2/1/08 - 2/15/08)		107,009	107,000
3.16%, dated 5/31/05 due 6/1/05 (Collateralized by Corporate Obligations valued at:
$141,800,386, 6.13% - 10.88%, 2/15/06 - 1/15/15)		200,018	200,000
$263,252,551, 6.38% - 10.88%, 1/1/08 - 2/1/30)		260,023	260,000
$302,458,720, 3.63% - 8%, 2/15/08 - 4/15/31)		300,026	300,000
Credit Suisse First Boston, Inc. At:
3.14%, dated 5/31/05 due 6/1/05 (Collateralized by Corporate Obligations valued at $431,457,970, 1.44% - 8.07%, 7/17/06 - 8/28/44)		425,037	425,000
3.16%, dated 5/31/05 due 6/1/05 (Collateralized by Corporate Obligations valued at $755,200,837, 1.82% - 13.14%, 7/1/07 - 10/11/37)		725,064	725,000
Deutsche Bank Securities, Inc. At:
3.13%, dated 5/31/05 due 6/1/05 (Collateralized by Mortgage Loan Obligations valued at $203,081,726, 5.5%, 1/1/34)		200,017	200,000
3.19%, dated 5/31/05 due 6/1/05 (Collateralized by Mortgage Loan Obligations valued at $316,864,698, 0% - 7.58%, 11/15/16 - 1/22/45)		302,027	302,000
Goldman Sachs & Co. At:
3.16%, dated 5/24/05 due 7/1/05:
(Collateralized by Corporate Obligations valued at $964,704,216, 0% - 14%, 6/15/05 - 10/1/46) (d)(f)		953,169	950,000
(Collateralized by Municipal Obligations valued at $544,430,632, 0% - 8.25%, 6/1/05 - 1/1/48) (d)(f)		531,768	530,000
3.18%, dated 5/24/05 due 7/1/05 (Collateralized by Equity Securities valued at $252,000,000) (d)(f)		240,806	240,000
Repurchase Agreements - continued
		Maturity Amount (000s)	Value (Note 1) (000s)
With: - continued
J.P. Morgan Securities, Inc. At:
3.11%, dated 5/31/05 due 6/1/05 (Collateralized by Commercial Paper Obligations valued at $306,000,646, 0% - 0.33%, 6/1/05 - 8/23/05)		$ 300,026	$ 300,000
3.13%, dated 5/4/05 due 7/1/05 (Collateralized by Corporate Obligations valued at $685,140,385, 6.37% - 11.3%, 12/1/06 - 4/1/37)		662,323	659,000
Lehman Brothers, Inc. At:
3.1%, dated 5/31/05 due 6/2/05 (Collateralized by Commercial Paper Obligations valued at $45,902,371, 0.04%, 6/2/05)		45,008	45,000
3.12%, dated 5/26/05 due 6/1/05 (Collateralized by Commercial Paper Obligations valued at $214,202,201, 0.08%, 6/1/05)		210,109	210,000
Merrill Lynch, Pierce, Fenner & Smith At:
3.14%, dated 5/31/05 due 6/1/05 (Collateralized by Corporate Obligations valued at $302,452,978, 3.88% - 7.13%, 1/15/06 - 7/15/32)		300,026	300,000
3.21%, dated 4/29/05 due 7/27/05 (Collateralized by Corporate Obligations valued at $830,423,174, 0% - 13.75%, 6/1/05 - 5/1/34) (d)(f)		806,349	800,000
Morgan Stanley & Co. At:
3.13%, dated 5/4/05 due 7/1/05:
(Collateralized by Corporate Obligations valued at $308,086,473, 0% - 14.88%, 6/1/06 - 2/15/37)		301,513	300,000
(Collateralized by Mortgage Loan Obligations valued at $259,591,501, 4.13% - 7%, 3/25/35 - 7/25/35)		247,241	246,000
3.14%, dated 5/31/05 due 6/1/05 (Collateralized by Mortgage Loan Obligations valued at $878,455,685, 0% - 13.36%, 3/14/11 - 7/15/56)		834,073	834,000
3.21%, dated 5/31/05 due 6/1/05 (Collateralized by Equity Securities valued at $733,255,965)		700,062	700,000
Wachovia Securities, Inc. At 3.13%, dated 5/31/05 due 6/1/05 (Collateralized by Mortgage Loan Obligations valued at $830,550,263, 0% - 7.86%, 12/18/09 - 9/13/45)		815,071	815,000
TOTAL REPURCHASE AGREEMENTS			12,734,800
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $59,669,534)			59,669,534
NET OTHER ASSETS - 0.0%			5,707
NET ASSETS - 100%			$ 59,675,241
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,510,355,000 or 5.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,298,000,000 or 5.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 3.34%, 9/12/05	3/15/05	$ 234,000
GE Capital Assurance Co.: 3.16%, 6/1/05	4/1/05	$ 105,000
3.2%, 6/1/05	7/30/04	$ 50,000
Goldman Sachs Group, Inc.: 3.14%, 6/6/05	1/6/05	$ 263,000
3.14%, 6/14/05	2/14/05	$ 161,000
3.3%, 8/11/05	8/11/04	$ 367,000
3.48%, 11/22/05	3/10/05	$ 480,000
Hartford Life Insurance Co. 3.06%, 6/1/05	12/16/03	$ 40,000
Hypo Real Estate Bank International 3.3%, 8/11/05	5/9/05	$ 106,000
Jackson National Life Insurance Co. 3.24%, 7/1/05	3/31/03	$ 130,000
Metropolitan Life Insurance Co.: 3.29%, 7/1/05	3/26/02	$ 175,000
3.37%, 8/1/05	2/24/03	$ 65,000
Security	Acquisition Date	Cost (000s)
Monumental Life Insurance Co.: 3.22%, 6/1/05	7/31/98-9/17/98	$ 92,000
3.25%, 6/1/05	3/12/99	$ 65,000
3.41%, 8/1/05	2/1/00	$ 65,000
New York Life Insurance Co. 3.23%, 7/1/05	2/28/02 - 12/19/02	$ 425,000
Pacific Life Insurance Co. 3.13%, 6/10/05	3/10/03	$ 160,000
Transamerica Occidental Life Insurance Co. 3.38%, 8/1/05	4/28/00	$ 200,000
Travelers Insurance Co: 3.2%, 7/1/05	4/1/05	$ 5,000
3.37%, 8/17/05	5/17/05	$ 75,000
3.38%, 8/19/05	8/19/04	$ 35,000
Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $3,151,000 of which $848,000 and $2,303,000 will expire on November 30, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2005

Assets
Investment in securities, at value (including repurchase agreements of $12,734,800) (cost $59,669,534) - See accompanying schedule		$ 59,669,534
Cash		361
Receivable for fund shares sold		592,769
Interest receivable		141,111
Prepaid expenses		138
Other affiliated receivables		66
Total assets		60,403,979

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 153,943
Payable for fund shares redeemed	551,251
Distributions payable	1,431
Accrued management fee	9,841
Other affiliated payables	11,841
Other payables and accrued expenses	431
Total liabilities		728,738

Net Assets		$ 59,675,241
Net Assets consist of:
Paid in capital		$ 59,677,353
Undistributed net investment income		1,327
Accumulated undistributed net realized gain (loss) on investments		(3,439)
Net Assets, for 59,677,572 shares outstanding		$ 59,675,241
Net Asset Value, offering price and redemption price per share ($59,675,241 ÷ 59,677,572 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005

Investment Income
Interest		$ 755,685

Expenses
Management fee	$ 55,994
Transfer agent fees	62,844
Accounting fees and expenses	987
Independent trustees' compensation	137
Appreciation in deferred trustee compensation account	7
Custodian fees and expenses	364
Registration fees	717
Audit	208
Legal	77
Miscellaneous	168
Total expenses before reductions	121,503
Expense reductions	(144)	121,359
Net investment income		634,326
Net realized gain (loss) on investment securities		(1,230)
Net increase in net assets resulting from operations		$ 633,096

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 634,326	$ 538,159
Net realized gain (loss)	(1,230)	(2,281)
Net increase in net assets resulting from operations	633,096	535,878
Distributions to shareholders from net investment income	(634,980)	(538,000)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	75,123,857	124,088,633
Reinvestment of distributions	627,387	532,074
Cost of shares redeemed	(72,372,396)	(123,099,833)
Net increase (decrease) in net assets and shares resulting from share transactions	3,378,848	1,520,874
Total increase (decrease) in net assets	3,376,964	1,518,752

Net Assets
Beginning of period	56,298,277	54,779,525
End of period (including undistributed net investment income of $1,327 and undistributed net investment income of $2,923, respectively)	$ 59,675,241	$ 56,298,277

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2005	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.010	.009	.017	.044	.060
Distributions from net investment income	(.011)	(.010)	(.009)	(.017)	(.044)	(.060)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.10%	.98%	.93%	1.69%	4.46%	6.13%
Ratios to Average Net Assets D
Expenses before expense reductions	.42% A	.42%	.40%	.39%	.39%	.46%
Expenses net of voluntary waivers, if any	.42% A	.42%	.40%	.39%	.39%	.46%
Expenses net of all reductions	.42% A	.42%	.40%	.39%	.39%	.46%
Net investment income	2.21% A	.98%	.93%	1.67%	4.27%	5.97%
Supplemental Data
Net assets, end of period (in millions)	$ 59,675	$ 56,298	$ 54,780	$ 57,050	$ 56,504	$ 44,214

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Cash Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 59,669,534

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases.

During the period the income-based portion of this fee was $20,301 or an annualized rate of .07% of the fund's average net assets. For the period, the fund's total annualized management fee rate was .20% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Lender	$ 9,884	2.72%	$ 14	-

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $16 and $128, respectively.

5. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Reserves (a fund of Fidelity Phillips Street Trust) at May 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Reserves's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 8, 2005

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CAS-USAN-0705
1.786809.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

U.S. Government Reserves

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Actual	$ 1,000.00	$ 1,011.10	$ 1.75
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.19	$ 1.77

* Expenses are equal to the Fund's annualized expense ratio of .35%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/05	% of fund's investments 11/30/04	% of fund's investments 5/31/04
0 - 30	80.7	63.6	59.5
31 - 90	17.6	20.1	16.6
91 - 180	1.7	16.3	13.9
181 - 397	0.0	0.0	10.0
Weighted Average Maturity
	5/31/05	11/30/04	5/31/04
Fidelity U.S. Government Reserves	18 Days	42 Days	69 Days
Government Retail Money Market Funds Average *	34 Days	41 Days	52 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2005	As of November 30, 2004
Federal Agency Issues 29.8%	Federal Agency Issues 61.1%
Repurchase Agreements 70.1%	Repurchase Agreements 38.8%
Net Other Assets 0.1%	Net Other Assets 0.1%

*Source: iMoneyNet®, Inc.

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 29.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 20.2%
Agency Coupons - 11.5%
6/6/05	2.82% (a)	$ 48,000	$ 47,992
6/21/05	2.93 (a)	115,000	114,898
7/3/05	2.99 (a)	37,000	36,991
8/22/05	3.18 (a)	60,000	59,963
			259,844
Discount Notes - 8.7%
7/6/05	2.75	16,000	15,958
7/13/05	3.06	24,000	23,915
8/3/05	2.96	17,000	16,913
8/10/05	2.89	25,000	24,861
8/17/05	2.95	30,000	29,813
8/17/05	2.99	47,000	46,703
9/6/05	3.10	38,000	37,688
			195,851
			455,695
Federal Home Loan Bank - 9.6%
Agency Coupons - 9.6%
6/1/05	3.03 (a)	20,000	19,999
6/13/05	2.88 (a)	56,000	55,954
8/2/05	3.10 (a)	23,000	22,981
8/10/05	3.12 (a)	60,000	59,963
8/26/05	3.17 (a)	58,000	57,992
			216,889
TOTAL FEDERAL AGENCIES			672,584
Repurchase Agreements - 70.1%
		Maturity Amount (000s)	Value (Note 1) (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 5/31/05 due 6/1/05 At 3.09% (b)		$ 1,342,074	$ 1,341,959
With:
Barclays Capital, Inc. At 3.03%, dated 4/29/05 due 6/22/05 (Collateralized by U.S. Government Obligations valued at $120,894,476, 4.56% - 6.5%, 12/1/18 - 5/1/35)		119,541	119,000
Morgan Stanley & Co., Inc. At 3.03%, dated 5/3/05 due 6/22/05 (Collateralized by U.S. Government Obligations valued at $121,380,000, 3.24%, 8/1/33)		119,501	119,000
TOTAL REPURCHASE AGREEMENTS			1,579,959
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,252,543)			2,252,543
NET OTHER ASSETS - 0.1%			1,495
NET ASSETS - 100%			$ 2,254,038
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$1,341,959,000 due 6/1/05 at 3.09%
Bank of America, National Association	$ 473,099
Barclays Capital Inc.	351,445
Greenwich Capital Markets, Inc.	135,171
J.P. Morgan Securities, Inc.	202,757
Morgan Stanley & Co. Incorporated.	20,276
Societe Generale, New York Branch	47,310
Wachovia Capital Markets, LLC	57,833
WestLB AG	54,068
$ 1,341,959
Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $198,000 of which $9,000 and $189,000 will expire on November 30, 2010 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,579,959) (cost $2,252,543) - See accompanying schedule		$ 2,252,543
Receivable for fund shares sold		5,159
Interest receivable		2,610
Prepaid expenses		5
Total assets		2,260,317

Liabilities
Payable for fund shares redeemed	$ 5,555
Distributions payable	51
Accrued management fee	374
Other affiliated payables	281
Other payables and accrued expenses	18
Total liabilities		6,279

Net Assets		$ 2,254,038
Net Assets consist of:
Paid in capital		$ 2,253,609
Undistributed net investment income		213
Accumulated undistributed net realized gain (loss) on investments		216
Net Assets, for 2,254,268 shares outstanding		$ 2,254,038
Net Asset Value, offering price and redemption price per share ($2,254,038 ÷ 2,254,269 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Interest		$ 29,209

Expenses
Management fee	$ 2,221
Transfer agent fees	1,533
Accounting fees and expenses	104
Independent trustees' compensation	6
Custodian fees and expenses	7
Registration fees	56
Audit	26
Legal	3
Miscellaneous	13
Total expenses before reductions	3,969
Expense reductions	(32)	3,937
Net investment income		25,272
Net realized gain (loss) on investment securities		(77)
Net increase in net assets resulting from operations		$ 25,195

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 25,272	$ 21,997
Net realized gain (loss)	(77)	(188)
Net increase in net assets resulting from operations	25,195	21,809
Distributions to shareholders from net investment income	(25,327)	(21,935)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,063,491	1,827,726
Reinvestment of distributions	25,044	21,707
Cost of shares redeemed	(1,111,833)	(1,833,484)
Net increase (decrease) in net assets and shares resulting from share transactions	(23,298)	15,949
Total increase (decrease) in net assets	(23,430)	15,823

Net Assets
Beginning of period	2,277,468	2,261,645
End of period (including undistributed net investment income of $213 and undistributed net investment income of $759, respectively)	$ 2,254,038	$ 2,277,468

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.010	.009	.017	.044	.058
Distributions from net investment income	(.011)	(.010)	(.009)	(.017)	(.044)	(.058)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.11%	1.00%	.94%	1.71%	4.46%	6.00%
Ratios to Average Net Assets D
Expenses before expense reductions	.35% A	.35%	.35%	.34%	.36%	.43%
Expenses net of voluntary waivers, if any	.35% A	.35%	.35%	.34%	.36%	.43%
Expenses net of all reductions	.35% A	.35%	.35%	.34%	.36%	.42%
Net investment income	2.22% A	1.01%	.94%	1.69%	4.15%	5.85%
Supplemental Data
Net assets, end of period (in millions)	$ 2,254	$ 2,277	$ 2,262	$ 2,560	$ 2,355	$ 1,495

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity U.S. Government Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 2,252,543

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases.

During the period the income-based portion of this fee was $804 or an annualized rate of .07% of the fund's average net assets. For the period, the fund's total annualized management fee rate was .19% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $31.

5. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FUS-USAN-0705
1.786820.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Phillips Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 20, 2005